UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: Date of fiscal year end: Date of reporting period:	(212) 850-1864 12/31 6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.
Mid-Year Report June 30, 2003

Seligman 139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year shareholder report for Seligman Time Horizon/Harvester Series, Inc. follows this letter. This report contains the Series’ investment results, portfolios of investments, and financial statements.

For the six months ended June 30, 2003, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund posted a total return of 13.73%, Time Horizon 20 Fund returned 13.38%, Time Horizon 10 Fund returned 12.65%, and Harvester Fund returned 8.73%.

We appreciate your continued support of Seligman Time Horizon/ Harvester Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 15, 2003

1

Benchmark Descriptions

Composite indices and averages were created by the Manager using widely recognized indices and established Lipper averages. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which each Fund invests. The benchmarks use the same allocations to each asset class targeted by each Fund in the Seligman Time Horizon/Harvester Series. These benchmarks are used in the charts and tables that follow. All benchmarks exclude the effects of taxes and sales charges. The composite indices also exclude the effects of fees. Investors cannot invest directly in a composite index or average.

COMPOSITE INDICES

The Horizon 30 Composite Index consists of the following indices: 30% Russell 2000 Index (US Small-Cap Stocks), 30% Russell Midcap Index (US Midcap Stocks), 10% S&P 500 Composite Stock Index (US Large-Cap Stocks), 15% Citigroup Emerging Markets Index World Ex US (International Small-Company Stocks), 10% Morgan Stanley Capital International “MSCI” Emerging Markets Free Index (Emerging Market Stocks), 5% MSCI Europe Australasia Far East “EAFE” Index (International Large-Cap Stocks).

The Horizon 20 Composite Index consists of the following indices: 25% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500 Composite Stock Index, 10% Citigroup Emerging Markets Index World Ex US, 10% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index.

The Horizon 10 Composite Index consists of the following indices: 15% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500 Composite Stock Index, 5% Citigroup Emerging Markets Index World Ex US, 5% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index, 15% Citigroup High Yield Bond Index (High-Yield Corporate Bonds), 5% Lehman Brothers Government/Credit Bond Index (Investment-Grade Corporate Bonds).

The Harvester Composite Index consists of the following indices: 10% Russell Midcap Index, 35% S&P 500 Composite Stock Index, 15% MSCI EAFE Index, 15% Citigroup High Yield Bond Index, 15% Lehman Brothers Government/Credit Bond Index, 10% Lehman Brothers Government Bond Index (US Government Securities).

LIPPER COMPOSITE AVERAGES

The Lipper Composite Average for Time Horizon 30 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 13% Small Cap Value Funds Average, 16% Science & Technology Funds Average, 22% Mid Cap Growth Funds Average, 3% Large Cap Growth Funds Average, 3% Large Cap Value Funds Average, 10% Emerging Markets Funds Average, 25% Global Small Companies Funds Average, 5% International Funds Average.

The Lipper Composite Average for Time Horizon 20 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 12% Small Cap Value Funds Average, 10% Science & Technology Funds Average, 20% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 10% Emerging Markets Funds Average, 17% Global Small Companies Funds Average, 10% International Funds Average.

The Lipper Composite Average for Time Horizon 10 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 6% Small Cap Value Funds Average, 10% Science & Technology Funds Average, 20% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 5% Emerging Markets Funds Average, 8% Global Small Companies Funds Average, 10% International Funds Average, 15% High Current Yield Average, 5% US Government Bond Funds Average.

The Lipper Composite Average for Harvester Fund consists of the following Lipper Averages: 10% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 15% Large Cap Core Funds Average, 5% Global Funds Average, 12% International Funds Average, 30% High Current Yield Funds Average, 10% General US Government Bond Funds Average.

2

Index and Average Returns (unaudited)

For Periods Ended June 30, 2003	Six Months*	One Year	Since Inception 1/10/00**

Russell 2000 Index	17.88%	(1.64)%	(1.85)%

Russell Midcap Index	15.47	2.63	(0.44)

S&P 500 Composite Stock Index	11.76	0.24	(9.58)

Citigroup Emerging Markets Index World Ex US	16.58	1.13	(3.09)

Citigroup High Yield Bond Index	19.78	26.36	4.82

MSCI EAFE Index	9.85	(6.06)	(11.50)

MSCI EMF Index	16.13	6.94	(8.85)

Lehman Brothers Government Bond Index	3.63	11.32	12.48

Lehman Brothers Government/Credit Bond Index	5.23	13.15	10.54

Lipper Small Cap Growth Funds Average	17.45	(1.29)	(28.61)

Lipper Small Cap Value Funds Average	14.09	(3.27)	41.68

Lipper Science & Technology Funds Average	24.09	7.43	(67.01)

Lipper Mid Cap Growth Funds Average	15.83	0.13	(36.40)

Lipper Large Cap Growth Funds Average	12.20	(0.78)	(45.96)

Lipper Large Cap Value Funds Average	10.76	(2.32)	(10.21)

Lipper Large Cap Core Funds Average	10.38	(1.94)	(32.29)

Lipper Emerging Markets Funds Average	15.30	5.26	(25.33)

Lipper Global Small Companies Funds Average	15.28	(2.60)	(25.39)

Lipper Global Funds Average	10.11	(3.64)	(28.47)

Lipper International Funds Average	8.60	(7.98)	(36.69)

Lipper High Current Yield Funds Average	14.53	17.24	7.14

Lipper General US Government Bond Funds Average	2.47	8.59	34.73

*	Not annualized.
**	Annualized.

3

Performance Overview (unaudited)
Seligman Time Horizon 30 Fund

Investment Results

Total Returns
For Periods Ended June 30, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	8.41%	(7.75)%	(11.61)%

Without Sales Charge	13.73	(3.13)	(10.35)

Class B**

With CDSC***	8.53	(8.63)	(11.67)

Without CDSC	13.53	(3.82)	(10.93)

Class C**

With Sales Charge and CDSC††	11.42	(5.78)	(11.25)

Without Sales Charge and CDSC	13.53	(3.82)	(11.00)

Class D**

With 1% CDSC	12.53	(4.78)	n/a

Without CDSC	13.53	(3.82)	(11.00)

Benchmarks

Horizon 30 Composite Index(1)	15.77	0.88	(3.32)

Horizon 30 Lipper Composite Average(1)	16.16	0.14	(8.45)

S&P 500(2)	11.76	0.24	(9.58)

Net Asset Value Per Share
	6/30/03	12/31/02	6/30/02

Class A	$4.64	$4.08	$4.79

Class B	4.53	3.99	4.71

Class C	4.53	3.99	4.71

Class D	4.53	3.99	4.71

Capital Loss Information Per Share
For the Six Months Ended June 30, 2003

Realized	$(0.149)

Unrealized	(0.977	)‡

See footnotes on pages 7 and 8.
4

Performance Overview (unaudited)
Seligman Time Horizon 20 Fund

Investment Results

Total Returns
For Periods Ended June 30, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	8.12%	(8.63)%	(11.49)%

Without Sales Charge	13.38	(4.12)	(10.23)

Class B**

With CDSC***	8.00	(9.60)	(11.67)

Without CDSC	13.00	(4.84)	(10.93)

Class C**

With Sales Charge and CDSC††	10.89	(6.78)	(11.24)

Without Sales Charge and CDSC	13.00	(4.84)	(10.99)

Class D**

With 1% CDSC	12.00	(5.79)	n/a

Without CDSC	13.00	(4.84)	(10.99)

Benchmarks

Horizon 20 Composite Index(1)	14.95	0.50	(4.59)

Horizon 20 Lipper Composite Average(1)	14.84	(0.66)	(8.04)

S&P 500(2)	11.76	0.24	(9.58)

Net Asset Value Per Share
	6/30/03	12/31/02	6/30/02

Class A	$4.66	$4.11	$4.86

Class B	4.52	4.00	4.75

Class C	4.52	4.00	4.75

Class D	4.52	4.00	4.75

Capital Loss Information Per Share
For the Six Months Ended June 30, 2003

Realized	$—

Unrealized	(1.322	)‡

See footnotes on pages 7 and 8.
5

Performance Overview (unaudited)
Seligman Time Horizon 10 Fund

Investment Results

Total Returns
For Periods Ended June 30, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	7.27%	(5.02)%	(10.44)%

Without Sales Charge	12.65	(0.27)	(9.17)

Class B**

With CDSC***	7.02	(6.21)	(10.62)

Without CDSC	12.02	(1.30)	(9.89)

Class C**

With Sales Charge and CDSC††	9.96	(3.30)	(10.11)

Without Sales Charge and CDSC	12.02	(1.30)	(9.85)

Class D**

With 1% CDSC	11.02	(2.28)	n/a

Without CDSC	12.02	(1.30)	(9.92)

Benchmarks

Horizon 10 Composite Index(1)	14.75	4.87

Horizon 10 Lipper Composite Average(1)	14.16	2.53	(6.70)

S&P 500(2)	11.76	0.24	(9.58)

Net Asset Value Per Share
	6/30/03	12/31/02	6/30/02

Class A	$4.72	$4.19	$4.80

Class B	4.66	4.16	4.75

Class C	4.66	4.16	4.75

Class D	4.66	4.16	4.75

Capital Loss Information Per Share
For the Six Months Ended June 30, 2003

Realized	$(0.616)

Unrealized	(1.140	)‡

See footnotes on pages 7 and 8.
6

Performance Overview (unaudited)
Seligman Harvester Fund

Investment Results

Total Returns
For Periods Ended June 30, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	3.66%	(3.57)%	(9.71)%

Without Sales Charge	8.73	1.19	(8.42)

Class B**

With CDSC***	3.33	(4.52)	(9.87)

Without CDSC	8.33	0.44	(9.16)

Class C**

With Sales Charge and CDSC††	6.34	(1.61)	(9.45)

Without Sales Charge and CDSC	8.33	0.44	(9.19)

Class D**

With 1% CDSC	7.33	(0.55)	n/a

Without CDSC	8.33	0.44	(9.19)

Benchmarks

Harvester Composite Index(1)	11.26	6.50

Harvester Lipper Composite Average(1)	11.35	4.34	(4.14)

S&P 500(2)	11.76	0.24	(9.58)

Net Asset Value Per Share

	6/30/03	12/31/02	6/30/02

Class A	$4.63	$4.29	$4.66

Class B	4.63	4.29	4.66

Class C	4.63	4.29	4.66

Class D	4.63	4.29	4.66

Dividend and Capital Loss
Information Per Share
For the Six Months Ended June 30, 2003

Dividends Paidø	Capital Loss

$0.033	Realized	$(0.021)

0.016	Unrealized	(0.927	)‡

0.016

0.016

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results.

J. & W. Seligman & Co. Incorporated is currently waiving its investment management fee and reimbursing a portion of the Fund’s expenses pursuant to a contractual undertaking. Absent such waivers and reimbursements, returns would have been lower.

(Continued on next page.)

7

Performance Overview (unaudited)

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the investment of all distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.
***	The CDSC is 5% for periods of one year or less and 3% since inception.
†	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above. See the Financial Highlights tables beginning on page 25 for total returns for each Class of shares from their individual initial issuance dates. Initial issuance dates for Class B, C, and D shares were as follows:

	Class B	Class C	Class D

Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00

Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00

Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00

Harvester Fund	2/17/00	1/18/00	2/29/00

††	The CDSC is 1% for periods of 18 months or less.
ø	Represents per share dividend paid or declared for the six months ended June 30, 2003.
(1)	See page 2 for benchmark descriptions.
(2)	The S&P 500 is an unmanaged benchmark that assumes the investment of dividends and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.
‡	Represents the per share amount of net unrealized depreciation of portfolio securities as of June 30, 2003.

8

Portfolios of Investments (unaudited)
June 30, 2003

Seligman Time Horizon 30 Fund

	Shares	Value
Domestic Equity Funds 58.0%

Seligman Capital Fund*	74,281	$1,067,418

Seligman Communications and Information Fund*	40,974	808,417

Seligman Frontier Fund*	14,631	143,823

Seligman Growth Fund*	43,572	137,687

Seligman Large-Cap Value Fund	17,766	148,524

Seligman Small-Cap Value Fund*	59,602	676,483

		2,982,352

Global Equity Funds 39.0%

Seligman Emerging Markets Fund*	94,964	516,604

Seligman Global Smaller Companies Fund*	125,950	1,254,462

Seligman International Growth Fund*	26,673	236,856

		2,007,922

Total Investments (Cost $6,089,823) 97.0%		4,990,274

Other Assets Less Liabilities 3.0%		152,190

Net Assets 100.0%		$5,142,464

Seligman Time Horizon 20 Fund

	Shares	Value
Domestic Equity Funds 61.7%

Seligman Capital Fund*	147,380	$2,117,851

Seligman Communications and Information Fund*	60,126	1,186,286

Seligman Frontier Fund*	33,621	330,494

Seligman Growth Fund*	308,169	973,814

Seligman Large-Cap Value Fund	115,810	968,172

Seligman Small-Cap Value Fund*	120,952	1,372,805

		6,949,422

Global Equity Funds 36.4%

Seligman Emerging Markets Fund*	213,259	1,160,129

Seligman Global Smaller Companies Fund*	186,118	1,853,735

Seligman International Growth Fund*	121,707	1,080,758

		4,094,622

Total Investments (Cost $14,305,034) 98.1%		11,044,044

Other Assets Less Liabilities 1.9%		213,467

Net Assets 100.0%		$11,257,511

* Non-incoming producing security.
See Notes to Financial Statements.
9

Portfolios of Investments (unaudited)
June 30, 2003

Seligman Time Horizon 10 Fund

Domestic Equity Funds 56.7%	Shares	Value

Seligman Capital Fund*	178,518	$2,565,304

Seligman Communications and Information Fund*	68,038	1,342,390

Seligman Frontier Fund*	39,333	386,643

Seligman Growth Fund*	362,957	1,146,944

Seligman Large-Cap Value Fund	140,276	1,172,707

Seligman Small-Cap Value Fund*	69,893	793,286

		7,407,274

Global Equity Funds 23.4%

Seligman Emerging Markets Fund*	129,719	705,671

Seligman Global Smaller Companies Fund*	106,721	1,062,941

Seligman International Growth Fund*	146,167	1,297,963

		3,066,575

Fixed-Income Funds 18.8%

Seligman High-Yield Bond Series	543,897	1,843,811

Seligman Investment Grade Fixed Income Fund	81,463	616,677

		2,460,488

Total Investments (Cost $16,123,611) 98.9%		12,934,337

Other Assets Less Liabilities 1.1%		139,187

Net Assets 100.0%		$13,073,524

Seligman Harvester Fund

Domestic Equity Funds 42.7%	Shares	Value

Seligman Capital Fund*	95,745	$1,375,856

Seligman Common Stock Fund	164,377	1,500,762

Seligman Growth Fund*	484,039	1,529,563

Seligman Large-Cap Value Fund	193,579	1,618,320

		6,024,501

Global Equity Funds 16.9%

Seligman Global Growth Fund*	119,932	686,011

Seligman International Growth Fund	191,428	1,699,881

		2,385,892

Fixed-Income Funds 37.9%

Seligman High-Yield Bond Series	596,909	2,023,522

Seligman Investment Grade Fixed Income Fund	265,293	2,008,268

Seligman U.S. Government Securities Series	177,592	1,321,284

		5,353,074

Total Investments (Cost $16,586,708) 97.5%		13,763,467

Other Assets Less Liabilities 2.5%		348,174

Net Assets 100.0%		$14,111,641

* Non-incoming producing security.
See Notes to Financial Statements.

10

Statements of Assets and Liabilities (unaudited)
June 30, 2003

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Assets

Investments in Underlying Funds, at value
(see portfolios of investments)	$4,990,274	$11,044,044	$12,934,337	$13,763,467

Cash	115,553	145,735	178,813	333,431

Prepaid registration fees	29,843	16,675	16,635	16,611

Receivable for Capital Stock sold	16,657	77,087	26,319	38,527

Receivable from Manager (Note 4)	821	—	699	—

Dividends receivable	—	—	5,984	9,234

Other	1,618	4,877	—	—

Total Assets:	5,154,766	11,288,418	13,162,787	14,161,270

Liabilities:

Payable for Capital Stock repurchased	274	115	61,542	9,759

Payable to Manager (Note 4)	—	3,079	—	5,694

Dividends payable	—	—	—	4,273

Accrued expenses and other	12,028	27,713	27,721	29,903

Total Liabilities	12,302	30,907	89,263	49,629

Net Assets	$5,142,464	$11,257,511	$13,073,524	$14,111,641

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$383	$709	$663	$559

Class B	239	500	706	855

Class C	403	1,036	1,204	1,363

Class D	101	223	224	268

Additional paid-in capital	6,432,141	15,005,220	19,047,399	18,278,627

Undistributed/accumulated net investment
income (loss)	(23,372)	(52,624)	18,317	(1,204)

Accumulated net realized loss	(167,882)	(436,563)	(2,805,715)	(1,345,586)

Net unrealized depreciation of investments	(1,099,549)	(3,260,990)	(3,189,274)	(2,823,241)

Net Assets	$5,142,464	$11,257,511	$13,073,524	$14,111,641

Net Assets:

Class A	$1,779,569	$3,303,113	$3,131,857	$2,591,336

Class B	1,080,948	2,259,557	3,288,076	3,963,470

Class C	1,824,690	4,684,698	5,609,734	6,314,161

Class D	457,257	1,010,143	1,043,857	1,242,674

(Continued on page 12.)

11

Statements of Assets and Liabilities (unaudited)
June 30, 2003

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Shares of Capital Stock Outstanding:

Class A	383,485	708,546	663,154	559,259

Class B	238,591	499,607	705,575	855,435

Class C	402,707	1,035,799	1,203,735	1,362,730

Class D	100,916	223,339	223,994	268,202

Net Asset Value Per Share:

Class A	$4.64	$4.66	$4.72	$4.63

Class B	$4.53	$4.52	$4.66	$4.63

Class C	$4.53	$4.52	$4.66	$4.63

Class D	$4.53	$4.52	$4.66	$4.63

See Notes to Financial Statements.
12

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2003

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund

Investment Income:

Dividends from Underlying Funds	$—	$—	$85,529	$129,318

Expenses:

Registration	22,419	24,665	25,460	25,690

Distribution and service fees	10,969	26,521	35,651	39,622

Auditing and legal fees	4,197	3,365	7,851	4,292

Directors’ fees and expenses	2,867	2,930	2,956	2,966

Management fees	2,224	4,963	6,100	6,401

Shareholder reports and communications	875	—	—	196

Custody and related services	1,341	1,062	3,422	1,104

Shareholder account services	1,345	3,036	3,357	4,718

Miscellaneous	1,485	494	1,762	371

Total Expenses Before Fee Waiver and
Reimbursement	47,722	67,036	86,559	85,360

Waiver and reimbursement of expenses	(25,595)	(15,671)	(20,575)	(13,749)

Total Expenses After Fee Waiver and Reimbursement	22,127	51,365	65,984	71,611

Net Investment Income (Loss)	(22,127)	(51,365)	19,545	57,707

Net Realized and Unrealized Gain (Loss)
on Investments:

Net realized loss on investments	(167,882)	—	(1,723,359)	(63,591)

Net change in unrealized depreciation of investments	790,359	1,343,306	3,079,026	1,068,503

Net Gain on Investments	622,477	1,343,306	1,355,667	1,004,912

Increase in Net Assets from Operations	$600,350	$1,291,941	$1,375,212	$1,062,619

See Notes to Financial Statements.
13

Statements of Changes in Net Assets
(unaudited)

	Seligman Time Horizon 30 Fund		Seligman Time Horizon 20 Fund

	Six Months Ended 6/30/03	Year Ended 12/31/02	Six Months Ended 6/30/03	Year Ended 12/31/02

Operations:

Net investment loss	$(22,127)	$(43,870)	$(51,365)	$(111,080)

Net realized loss on investments, net of distributions
from underlying funds	(167,882)	—	—	(436,563)

Net change in unrealized depreciation of investments	790,359	(1,350,010)	1,343,306	(3,033,261)

Increase (Decrease) in Net Assets from Operations	600,350	(1,393,880)	1,291,941	(3,580,904)

Capital Share Transactions:

Net proceeds from sales of shares	601,378	1,609,021	1,582,565	3,806,150

Exchanged from associated funds	78,783	631,899	172,223	577,604

Total	680,161	2,240,920	1,754,788	4,383,754

Cost of shares repurchased	(296,445)	(714,537)	(1,193,280)	(1,964,612)

Exchanged into associated funds	(183,261)	(213,397)	(175,549)	(637,309)

Total	(479,706)	(927,934)	(1,368,829)	(2,601,921)

Increase in Net Assets from Capital Share
Transactions	200,455	1,312,986	385,959	1,781,833

Increase (Decrease) in Net Assets	800,805	(80,894)	1,677,900	(1,799,071)

Net Assets:

Beginning of period	4,341,659	4,422,553	9,579,611	11,378,682

End of Period*	$5,142,464	$4,341,659	$11,257,511	$9,579,611

*	Net of dividends in excess of net investment income/ accumulated net investment loss as follows:	$ (23,372)	$(1,245)	$(52,624)	$(1,259)
See Notes to Financial Statements.

14

Statements of Changes in Net Assets
(unaudited)

	Seligman Time Horizon 10 Fund		Seligman Harvester Fund

	Six Months Ended 6/30/03	Year Ended 12/31/02	Six Months Ended 6/30/03	Year Ended 12/31/02

Operations:

Net investment income	$19,545	62,169	$57,707	$166,331

Net realized loss on investments, net of distributions
from underlying funds	(1,723,359)	(1,082,356)	(63,591)	(838,378)

Net change in unrealized depreciation of investments	3,079,026	(3,408,643)	1,068,503	(1,963,668)

Increase (Decrease) in Net Assets from Operations	1,375,212	(4,428,830)	1,062,619	(2,635,715)

Distributions to Shareholders:

Net investment income:

Class A	—	(29,176)	(17,196)	(40,463)

Class B	—	(9,149)	(12,884)	(25,232)

Class C	—	(20,214)	(23,212)	(87,522)

Class D	—	(3,630)	(4,355)	(13,114)

Total	—	(62,169)	(57,647)	(166,331)

Dividends in excess of net investment income:

Class A	—	(36)	—	(19,751)

Class B	—	(43)	—	(23,990)

Class C	—	(89)	—	(71,004)

Class D	—	(14)	—	(11,155)

Total	—	(182)	—	(125,900)

Return of capital:

Class A	—	(8,007)	—	(9,643)

Class B	—	(9,546)	—	(12,896)

Class C	—	(19,926)	—	(28,781)

Class D	—	(3,050)	—	(5,084)

Total	—	(40,529)	—	(56,404)

Decrease in Net Assets from Distributions	—	(102,880)	(57,647)	(348,635)

(Continued on page 16.)

15

Statements of Changes in Net Assets
(unaudited)

	Seligman Time Horizon 10 Fund		Seligman Harvester Fund

	Six Months Ended 6/30/03	Year Ended 12/31/02	Six Months Ended 6/30/03	Year Ended 12/31/02

Capital Share Transactions:

Net proceeds from sales of shares	$1,197,861	$3,686,916	$720,126	$4,068,593

Exchanged from associated funds	447,168	1,950,517	1,671,450	1,732,043

Investment of dividends	—	94,676	46,639	309,077

Total	1,645,029	5,732,109	2,438,215	6,109,713

Cost of shares repurchased	(2,813,117)	(2,979,737)	(1,557,390)	(3,283,643)

Exchanged into associated funds	(354,653)	(1,425,135)	(260,042)	(937,375)

Total	(3,167,770)	(4,404,872)	(1,817,432)	(4,221,018)

Increase (Decrease) in Net Assets from
Capital Share Transactions	(1,522,741)	1,327,237	620,783	1,888,695

Increase (Decrease) in Net Assets	(147,529)	(3,204,473)	1,625,755	(1,095,655)

Net Assets:

Beginning of period	13,221,053	16,425,526	12,485,886	13,581,541

End of Period*	$13,073,524	$13,221,053	$14,111,641	$12,485,886

*	Net of (dividends in excess of net investment income/accumulated net investment loss) or including undistributed net investment income as follows:	$18,317	$(1,228)	$(1,204)	$(1,264)
See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”) and offers the following four classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% on an annual basis, and CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

	a.	Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. US Government securities and short-term obligations, with more than 60 days remaining to maturity, are valued at current market values. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.
	b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

17

Notes to Financial Statements (unaudited)

	d.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution and service fees were the only class-specific expenses.

	e.	Distributions to Shareholders — The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Fund of the Series.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (underlying funds), excluding short-term investments, for the six months ended June 30, 2003, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales

Time Horizon 30 Fund	$230,766	$91,976	Time Horizon 10 Fund	$286,707	$1,882,445

Time Horizon 20 Fund	106,590	—	Harvester Fund	735,171	201,618

At June 30, 2003, the cost of investments for federal income tax purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Cost	Total Unrealized Appreciation	Total Unrealized Depreciation

Time Horizon 30 Fund	$6,089,823	$132,555	$1,232,104

Time Horizon 20 Fund	14,305,034	312,827	3,573,817

Time Horizon 10 Fund	16,428,742	244,946	3,739,351

Harvester Fund	17,043,410	81,581	3,361,524

The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $305,131 and $456,702 for Time Horizon 10 Fund and Harvester Fund, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager has contractually undertaken to waive its fee and reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets through December 31, 2003 and that exceed 0.75% per annum of average daily net assets from January 1, 2004 through December 31, 2010. For the six months ended June 30, 2003, the amounts of fee waivers and expenses reimbursed by the Manager to the Funds were $25,595 for Time Horizon 30 Fund, $15,671 for Time Horizon 20 Fund, $20,575 for Time Horizon 10 Fund, and $13,749 for Harvester Fund. At June 30, 2003, Time Horizon 20 Fund and Harvester Fund owed the Manager $3,079 and $5,694, respectively, relating to the Manager’s overpayment of reimbursements.

18

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

Fund	Distributor Concessions	Dealer Commissions	Fund	Distributor Concessions	Dealer Commissions

Time Horizon 30 Fund	$1,023	$ 9,878	Time Horizon 10 Fund	$1,235	$14,535

Time Horizon 20 Fund	1,169	15,865	Harvester Fund	641	8,579

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee (12b-1 fee) of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the 12b-1 fee, the 12b-1 fees to be paid by each class of a Fund will be reduced by the dollar amount of any 12b-1 fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2003, 12b-1 fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of 12b-1 fees paid by underlying funds), aggregated $37, $39, $57, and $33, respectively, or less than 0.01% per annum of the average daily net assets of Class A shares.

With respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% per annum of the average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to a substantial portion of this fee to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2003, the 12b-1 fees incurred under the Plan (net of 12b-1 fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate

Time Horizon 30 Fund	$3,385	$6,101	$1,446	0.75%

Time Horizon 20 Fund	6,895	16,225	3,362	0.75

Time Horizon 10 Fund	11,578	20,615	3,401	0.75

Harvester Fund	12,526	22,811	4,252	0.75

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended June 30, 2003, such charges amounted to $406 for Time Horizon 30 Fund, $746 for Time Horizon 20 Fund, $1,948 for Time Horizon 10 Fund and $3,421 for Harvester Fund.

The Distributor has sold its rights to the Purchasers to collect any CDSC imposed on redemptions of Class B shares. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2003, were as follows:

19

Notes to Financial Statements (unaudited)

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$549	Time Horizon 10 Fund	$909

Time Horizon 20 Fund	1,778	Harvester Fund	656

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2003, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

Fund	Commissions	Distribution and Service Fees	Fund	Commissions	Distribution and Service Fees

Time Horizon 30 Fund	$ 81	$103	Time Horizon 10 Fund	$88	$115

Time Horizon 20 Fund	105	231	Harvester Fund	—	113

Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,345	Time Horizon 10 Fund	$3,357

Time Horizon 20 Fund	3,036	Harvester Fund	4,718

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued theron is included in directors’ fees and expenses, and the accumulated balances thereof at June 30, 2003, included in other liabilities, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,395	Time Horizon 10 Fund	$1,419

Time Horizon 20 Fund	1,410	Harvester Fund	1,416

5.	Capital Loss Carryforward — At December 31, 2002, the Time Horizon 20, Time Horizon 10, and Harvester Funds had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains as follows:

	Time Horizon 20 Fund	Time Horizon 10 Fund	Harvester Fund

Amount	$436,563	$933,400	$262,298

Expiration	2010	2010	2009

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforward.

20

Notes to Financial Statements (unaudited)

In addition, the Harvester Fund elected to defer to January 1, 2003, the recognition for tax purposes of net losses of $550,357 realized on sales of investments after October 31, 2002. These losses will be available to offset future taxable net gains.

6.	Capital Stock Share Transactions — The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At June 30, 2003, 4,000,000,000 shares were authorized for the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Time Horizon 30 Fund	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	50,918	$206,870	77,828	$383,641

Exchanged from associated funds	9,831	43,276	99,975	472,873

Total	60,749	250,146	177,803	856,514

Shares repurchased	(15,697)	(63,562)	(32,647)	(157,812)

Exchanged into associated funds	(37,262)	(148,141)	(23,571)	(118,606)

Total	(52,959)	(211,703)	(56,218)	(276,418)

Increase	7,790	$38,443	121,585	$580,096

Class B	Shares	Amount	Shares	Amount

Sales of shares	39,748	$157,172	100,219	$452,852

Exchanged from associated funds	8,078	33,293	14,374	65,139

Total	47,826	190,465	114,593	517,991

Shares repurchased	(9,492)	(37,965)	(19,660)	(95,309)

Exchanged into associated funds	(1,530)	(5,812)	(18,052)	(86,658)

Total	(11,022)	(43,777)	(37,712)	(181,967)

Increase	36,804	$146,688	76,881	$336,024

Class C	Shares	Amount	Shares	Amount

Sales of shares	43,470	$176,581	126,077	$621,631

Exchanged from associated funds	158	692	3,918	20,195

Total	43,628	177,273	129,995	641,826

Shares repurchased	(47,101)	(181,925)	(75,524)	(315,636)

Exchanged into associated funds	(6,652)	(27,260)	(524)	(2,343)

Total	(53,753)	(209,185)	(76,048)	(317,979)

Increase (decrease)	(10,125)	$(31,912)	53,947	$323,847

Class D	Shares	Amount	Shares	Amount

Sales of shares	15,295	$60,755	31,964	$150,897

Exchanged from associated funds	380	1,522	15,549	73,692

Total	15,675	62,277	47,513	224,589

Shares repurchased	(3,210)	(12,993)	(30,070)	(145,780)

Exchanged into associated funds	(512)	(2,048)	(1,087)	(5,790)

Total	(3,722)	(15,041)	(31,157)	(151,570)

Increase	11,953	$47,236	16,356	$73,019

21

Notes to Financial Statements (unaudited)

Time Horizon 20 Fund	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	74,821	$304,154	186,494	$923,058

Exchanged from associated funds	33,685	136,222	76,541	365,331

Total	108,506	440,376	263,035	1,288,389

Shares repurchased	(31,061)	(130,694)	(81,132)	(385,546)

Exchanged into associated funds	(22,135)	(87,240)	(37,384)	(177,720)

Total	(53,196)	(217,934)	(118,516)	(563,266)

Increase	55,310	$222,442	144,519	$725,123

Class B	Shares	Amount	Shares	Amount

Sales of shares	123,921	$508,008	161,123	$776,154

Exchanged from associated funds	5,726	24,359	17,906	80,873

Total	129,647	532,367	179,029	857,027

Shares repurchased	(13,222)	(53,943)	(40,938)	(190,563)

Exchanged into associated funds	(6,556)	(27,876)	(15,207)	(70,108)

Total	(19,778)	(81,819)	(56,145)	(260,671)

Increase	109,869	$450,548	122,884	$596,356

Class C	Shares	Amount	Shares	Amount

Sales of shares	161,639	$651,194	342,333	$1,688,692

Exchanged from associated funds	—	—	17,749	92,840

Total	161,639	651,194	360,082	1,781,532

Shares repurchased	(218,460)	(871,064)	(286,664)	(1,206,068)

Exchanged into associated funds	(8,847)	(34,192)	(69,788)	(298,676)

Total	(227,307)	(905,256)	(356,452)	(1,504,744)

Increase (decrease)	(65,668)	$(254,062)	3,630	$276,788

Class D	Shares	Amount	Shares	Amount

Sales of shares	29,289	$119,209	90,028	$418,246

Exchanged from associated funds	2,822	11,642	7,958	38,560

Total	32,111	130,851	97,986	456,806

Shares repurchased	(35,131)	(137,579)	(38,787)	(182,435)

Exchanged into associated funds	(7,007)	(26,241)	(18,720)	(90,805)

Total	(42,138)	(163,820)	(57,507)	(273,240)

Increase (decrease)	(10,027)	$(32,969)	40,479	$183,566

22

Notes to Financial Statements (unaudited)

Time Horizon 10 Fund	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	105,271	$451,900	175,829	$866,883

Exchanged from associated funds	33,794	148,989	49,140	237,218

Shares issued in payment of dividends	—	—	8,444	35,887

Total	139,065	600,889	233,413	1,139,988

Shares repurchased	(96,474)	(400,152)	(122,370)	(551,188)

Exchanged into associated funds	(5,992)	(25,757)	(27,699)	(128,895)

Total	(102,466)	(425,909)	(150,069)	(680,083)

Increase	36,599	$174,980	83,344	$459,905

Class B	Shares	Amount	Shares	Amount

Sales of shares	61,517	$259,858	119,407	$588,191

Exchanged from associated funds	8,451	35,467	94,435	463,379

Shares issued in payment of dividends	—	—	3,608	15,228

Total	69,968	295,325	217,450	1,066,798

Shares repurchased	(93,648)	(404,302)	(169,162)	(788,856)

Exchanged into associated funds	(17,709)	(74,280)	(76,923)	(344,345)

Total	(111,357)	(478,582)	(246,085)	(1,133,201)

Increase (decrease)	(41,389)	$(183,257)	(28,635)	$(66,403)

Class C	Shares	Amount	Shares	Amount

Sales of shares	94,910	$406,077	415,066	$2,084,780

Exchanged from associated funds	41,084	171,508	211,222	911,850

Shares issued in payment of dividends	—	—	9,048	38,127

Total	135,994	577,585	635,336	3,034,757

Shares repurchased	(459,501)	(1,917,339)	(291,950)	(1,286,032)

Exchanged into associated funds	(31,962)	(127,993)	(225,392)	(946,411)

Total	(491,463)	(2,045,332)	(517,342)	(2,232,443)

Increase (decrease)	(355,469)	$(1,467,747)	117,994	$802,314

Class D	Shares	Amount	Shares	Amount

Sales of shares	18,217	$80,026	31,001	$147,062

Exchanged from associated funds	20,689	91,204	66,155	338,070

Shares issued in payment of dividends	—	—	1,288	5,434

Total	38,906	171,230	98,444	490,566

Shares repurchased	(22,412)	(91,324)	(78,212)	(353,661)

Exchanged into associated funds	(31,188)	(126,623)	(1,212)	(5,484)

Total	(53,600)	(217,947)	(79,424)	(359,145)

Increase (decrease)	(14,694)	$(46,717)	19,020	$131,421

23

Notes to Financial Statements (unaudited)

Harvester Fund	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	32,639	$145,875	302,783	$1,436,218

Exchanged from associated funds	57,515	251,987	67,728	312,816

Shares issued in payment of dividends	3,340	14,719	12,384	59,420

Total	93,494	412,581	382,895	1,808,454

Shares repurchased	(27,538)	(118,543)	(199,687)	(881,851)

Exchanged into associated funds	(3,973)	(17,507)	(30,907)	(148,393)

Total	(31,511)	(136,050)	(230,594)	(1,030,244)

Increase	61,983	$276,531	152,301	$778,210

Class B	Shares	Amount	Shares	Amount

Sales of shares	42,138	$187,600	147,962	$681,711

Exchanged from associated funds	237,661	1,030,931	203,278	921,346

Shares issued in payment of dividends	2,450	10,865	10,326	49,962

Total	282,249	1,229,396	361,566	1,653,019

Shares repurchased	(65,142)	(281,341)	(135,731)	(611,901)

Exchanged into associated funds	(26,693)	(116,695)	(26,335)	(118,062)

Total	(91,835)	(398,036)	(162,066)	(729,963)

Increase	190,414	$831,360	199,500	$923,056

Class C	Shares	Amount	Shares	Amount

Sales of shares	74,669	$326,685	397,059	$1,897,446

Exchanged from associated funds	64,630	288,007	85,323	409,998

Shares issued in payment of dividends	4,294	18,954	35,220	171,041

Total	143,593	633,646	517,602	2,478,485

Shares repurchased	(236,975)	(1,032,435)	(383,877)	(1,710,146)

Exchanged into associated funds	(28,052)	(117,802)	(150,567)	(655,002)

Total	(265,027)	(1,150,237)	(534,444)	(2,365,148)

Increase (decrease)	(121,434)	$(516,591)	(16,842)	$113,337

Class D	Shares	Amount	Shares	Amount

Sales of shares	13,003	$59,966	10,715	$53,218

Exchanged from associated funds	22,143	100,525	18,744	87,883

Shares issued in payment of dividends	475	2,101	5,881	28,654

Total	35,621	162,592	35,340	169,755

Shares repurchased	(27,750)	(125,071)	(17,776)	(79,745)

Exchanged into associated funds	(1,815)	(8,038)	(3,441)	(15,918)

Total	(29,565)	(133,109)	(21,217)	(95,663)

Increase	6,056	$29,483	14,123	$74,092

24

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Time Horizon 30 Fund
Class A	Six Months Ended 6/30/03	Year Ended December 31,		1/10/00* to 12/31/00

		2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.08	$5.51	$6.24	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.01)	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	0.57	(1.41)	(0.46)	(0.84)

Total from Investment Operations	0.56	(1.43)	(0.49)	(0.87)

Less Distributions:

Distributions from net investment income	—	—	(0.03)	—

Distributions from net realized capital gain	—	—	(0.21)	(0.03)

Total Distributions	—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$4.64	$4.08	$5.51	$6.24

Total Return:	13.73%	(25.95)%	(7.47)%	(12.18	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,780	$1,531	$1,399	$485

Ratio of expenses to average net assets	0.50%#	0.51%	0.51%	0.51	%†

Ratio of net investment loss to average net assets	(0.50)%	(0.49)%	(0.49)%	(0.51	)%†

Portfolio turnover rate	2.08%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.65%#	1.93%	3.70%	25.60	%†

Ratio of net investment loss to average net assets	(1.65)%#	(1.91)%	(3.68)%	(25.60	)%†

See footnotes on page 34.
25

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)
Class B	Six Months Ended 6/30/03		Year Ended December 31,		4/24/00†† to 12/31/00

			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$3.99		$5.43	$6.21	$7.00

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.06)	(0.07)	(0.05)

Net realized and unrealized gain (loss) on investments	0.57		(1.38)	(0.47)	(0.71)

Total from Investment Operations	0.54		(1.44)	(0.54)	(0.76)

Less Distributions:

Distributions from net investment income	—		—	(0.03)	—

Distributions from net realized capital gain	—		—	(0.21)	(0.03)

Total Distributions	—		—	(0.24)	(0.03)

Net Asset Value, End of Period	$4.53		$3.99	$5.43	$6.21

Total Return:	13.53%		(26.52)%	(8.32)%	(10.85	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,081		$806	$679	$262

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25	)%#	(1.24)%	1.24%	(1.26	)%†

Portfolio turnover rate	2.08%		—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	2.40	%#	2.68%	4.45%	14.14	%†

Ratio of net investment loss to average net assets	(2.40	)%#	(2.66)%	(4.43)%	(14.14	)%†

Class C	Six Months Ended 6/30/03		Year Ended December 31,		2/8/00†† to 12/31/00

			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$3.99		$5.43	$6.21	$7.56

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.06)	(0.07)	(0.07)

Net realized and unrealized gain (loss) on investments	0.57		(1.38)	(0.47)	(1.25)

Total from Investment Operations	0.54		(1.44)	(0.54)	(1.32)

Less Distributions:

Distributions from net investment income	—		—	(0.03)	—

Distributions from net realized capital gain	—		—	(0.21)	(0.03)

Total Distributions	—		—	(0.24)	(0.03)

Net Asset Value, End of Period	$4.53		$3.99	$5.43	$6.21

Total Return:	13.53%		(26.52)%	(8.32)%	(17.46	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,825		$1,649	$1,950	$1,251

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25	)%#	(1.24)%	(1.24)%	(1.26	)%†

Portfolio turnover rate	2.08%		—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	2.40	%#	2.68%	4.45%	14.14	%†

Ratio of net investment loss to average net assets	(2.40	)%#	(2.66)%	(4.43)%	(14.14	)%†

See footnotes on page 34.
26

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)
Class D	Six Months Ended 6/30/03		Year Ended December 31,		2/14/00†† to 12/31/00

			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$3.99		$5.43	$6.21	$7.58

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	0.57		(1.38)	(0.47)	(1.26)

Total from Investment Operations	0.54		(1.44)	(0.54)	(1.34)

Less Distributions:

Distributions from net investment income	—			(0.03)

Distributions from net realized capital gain	—			(0.21)	(0.03)

Total Distributions	—			(0.24)	(0.03)

Net Asset Value, End of Period	$4.53		$3.99	$5.43	$6.21

Total Return:	13.53%		(26.52)%	(8.32)%	(17.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$457		$355	$395	$174

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25	)%#	(1.24)%	(1.24)%	(1.26	)%†

Portfolio turnover rate	2.08%		—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	2.40	%#	2.68%	4.45%	14.14	%†

Ratio of net investment loss to average net assets	(2.40	)%#	(2.66)%	(4.43)%	(14.14	)%†

Time Horizon 20 Fund
Class A	Six Months Ended 6/30/03		Year Ended December 31,		1/10/00* to 12/31/00

			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.11		$5.59	$6.47	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	0.56		(1.46)	(0.61)	(0.60)

Total from Investment Operations	0.55		(1.48)	(0.64)	(0.63)

Less Distributions:

Distributions from net investment income	—		—	(0.03)	—

Distributions from net realized capital gain	—		—	(0.21)	(0.04)

Total Distributions	—		—	(0.24)	(0.04)

Net Asset Value, End of Period	$4.66		$4.11	$5.59	$6.47

Total Return:	13.38%		(26.48)%	(9.52)%	(8.83	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,303		$2,683	$2,842	$1,171

Ratio of expenses to average net assets	0.50	%#	0.51%	0.51%	0.51	%†

Ratio of net investment loss to average net assets	(0.50	)%#	(0.44)%	(0.44)%	(0.51	)%†

Portfolio turnover rate	—		3.01%	—	0.62%

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.82	%#	1.19%	1.64%	11.84	%†

Ratio of net investment loss to average net assets	(0.82	)%#	(1.12)%	(1.57)%	(11.84	)%†

See footnotes on page 34.
27

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)	Six Months Ended 6/30/03		Year Ended December 31,		3/21/00†† to 12/31/00

Class B			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.00		$5.48	$6.41	$7.93

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.06)	(0.07)	(0.07)

Net realized and unrealized gain (loss) on investments	0.55		(1.42)	(0.62)	(1.41)

Total from Investment Operations	0.52		(1.48)	(0.69)	(1.48)

Less Distributions:

Distributions from net investment income	—		—	(0.03)	—

Distributions from net realized capital gain	—		—	(0.21)	(0.04)

Total Distributions	—		—	(0.24)	(0.04)

Net Asset Value, End of Period	$4.52		$4.00	$5.48	$6.41

Total Return:	13.00%		(27.01)%	(10.40)%	(18.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,260		$1,559	$1,463	$739

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25	)%#	(1.19)%	(1.19)%	(1.26	)%†

Portfolio turnover rate	—		3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.57	%#	1.94%	2.39%	5.84	%†

Ratio of net investment loss to average net assets	(1.57	)%#	(1.87)%	(2.32)%	(5.84	)%†

Class C	Six Months Ended 6/30/03		Year Ended December 31,		1/18/00†† to 12/31/00

			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.00		$5.48	$6.41	$7.28

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	0.55		(1.42)	(0.62)	(0.75)

Total from Investment Operations	0.52		(1.48)	(0.69)	(0.83)

Less Distributions:

Distributions from net investment income	—		—	(0.03)	—

Distributions from net realized capital gain	—		—	(0.21)	(0.04)

Total Distributions	—		—	(0.24)	(0.04)

Net Asset Value, End of Period	$4.52		$4.00	$5.48	$6.41

Total Return:	13.00%		(27.01)%	(10.40)%	(11.41	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,685		$4,405	$6,017	$2,729

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25	)%#	(1.19)%	(1.19)%	(1.26	)%†

Portfolio turnover rate	—		3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.57	%#	1.94%	2.39%	5.84	%†

Ratio of net investment loss to average net assets	(1.57	)%#	(1.87)%	(2.32)%	(5.84	)%†

See footnotes on page 34.
28

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)	Six Months Ended 6/30/03		Year Ended December 31,		1/21/00†† to 12/31/00

Class D			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.00		$5.48	$6.41	$7.31

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.06)	(0.07)	(0.09)

Net realized and unrealized gain (loss) on investments	0.55		(1.42)	(0.62)	(0.77)

Total from Investment Operations	0.52		(1.48)	(0.69)	(0.86)

Less Distributions:

Distributions from net investment income	—		—	(0.03)

Distributions from net realized capital gain	—		—	(0.21)	(0.04)

Total Distributions	—		—	(0.24)	(0.04)

Net Asset Value, End of Period	$4.52		$4.00	$5.48	$6.41

Total Return:	13.00%		(27.01)%	(10.40)%	(11.77	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,010		$933	$1,057	$687

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25	)%#	(1.19)%	(1.19)%	(1.26	)%†

Portfolio turnover rate	—		3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.57	%#	1.94%	2.39%	5.84	%†

Ratio of net investment loss to average net assets	(1.57	)%#	(1.87)%	(2.32)%	(5.84	)%†

Time Horizon 10 Fund	Six Months Ended 6/30/03				1/10/00* to 12/31/00
Class A			Year Ended December 31,

			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.19		$5.55	$6.59	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.02		0.05	0.10	0.10

Net realized and unrealized gain (loss) on investments	0.51		(1.35)	(0.82)	(0.60)

Total from Investment Operations	0.53		(1.30)	(0.72)	(0.50)

Less Distributions:

Distributions from net investment income	—		(0.05)	(0.13)	—

Return of capital	—		(0.01)	—	—

Distributions from net realized capital gain	—		—	(0.19)	(0.05)

Total Distributions	—		(0.06)	(0.32)	(0.05)

Net Asset Value, End of Period	$4.72		$4.19	$5.55	$6.59

Total Return:	12.65%		(23.43)%	(10.69)%	(7.02)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,132		$2,627	$3,014	$1,037

Ratio of expenses to average net assets	0.50	%#	0.51%	0.51%	0.51%†

Ratio of net investment income to average net assets	0.90	%#	1.01%	1.64%	1.44%†

Portfolio turnover rate	2.32%		8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.84	%#	0.87%	1.27%	8.02%†

Ratio of net investment income (loss) to average net assets	0.56	%#	0.65%	0.88%	(6.07)%†

See footnotes on page 34.
29

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)	Six Months Ended 6/30/03		Year Ended December 31,			2/18/00†† to 12/31/00

Class B			2002		2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.16		$5.50		$6.55	$7.33

Income (Loss) from Investment Operations:

Net investment income	—	‡	0.02		0.05	0.04

Net realized and unrealized gain (loss) on investments	0.50		(1.33)		(0.81)	(0.77)

Total from Investment Operations	0.50		(1.31)		(0.76)	(0.73)

Less Distributions:

Distributions from net investment income	—		(0.02)		(0.10)	—

Return of capital	—		(0.01)		—	—

Distributions from net realized capital gain	—		—		(0.19)	(0.05)

Total Distributions	—		(0.03)		(0.29)	(0.05)

Net Asset Value, End of Period	$4.66		$4.16		$5.50	$6.55

Total Return:	12.02%		(23.90	)%øø	(11.38)%	(9.98	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,288		$3,110		$4,270	$2,865

Ratio of expenses to average net assets	1.25	%#	1.26%		1.26%	1.26	%†

Ratio of net investment income to average net assets	0.15	%#	0.26%		0.89%	0.69	%†

Portfolio turnover rate	2.32%		8.20%		6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.59	%#	1.62%		2.02%	4.36	%†

Ratio of net investment income (loss) to average net assets	(0.19	)%#	(0.10)%		0.13%	(2.41	)%†

	Six Months Ended 6/30/03		Year Ended December 31,		3/6/00†† to 12/31/00

Class C			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.16		$5.50	$6.55	$7.78

Income (Loss) from Investment Operations:

Net investment income	—	‡	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.50		(1.33)	(0.81)	(1.22)

Total from Investment Operations	0.50		(1.31)	(0.76)	(1.18)

Less Distributions:

Distributions from net investment income	—		(0.02)	(0.10)	—

Return of capital	—		(0.01)	—	—

Distributions from net realized capital gain	—		—	(0.19)	(0.05)

Total Distributions	—		(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$4.66		$4.16	$5.50	$6.55

Total Return:	12.02%		(23.90)%	(11.38)%	(15.18	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,610		$6,491	$7,933	$2,331

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.15	%#	0.26%	0.89%	0.69	%†

Portfolio turnover rate	2.32%		8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.59	%#	1.62%	2.02%	4.36	%†

Ratio of net investment income (loss) to average net assets	(0.19	)%#	(0.10)%	0.13%	(2.41	)%†

See footnotes on page 34.
30

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)	Six Months Ended 6/30/03		Year Ended December 31,		2/15/00†† to 12/31/00

Class D			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.16		$5.50	$6.55	$7.42

Income (Loss) from Investment Operations:

Net investment income	—	‡	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.50		(1.33)	(0.81)	(0.86)

Total from Investment Operations	0.50		(1.31)	(0.76)	(0.82)

Less Distributions:

Distributions from net investment income	—		(0.02)	(0.10)	—

Return of capital	—		(0.01)	—	—

Distributions from net realized capital gain	—		—	(0.19)	(0.05)

Total Distributions	—		(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$4.66		$4.16	$5.50	$6.55

Total Return:	12.02%		(23.90)%	(11.38)%	(11.07	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,044		$994	$1,209	$839

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.15	%#	0.26%	0.89%	0.69	%†

Portfolio turnover rate	2.32%		8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.59	%#	1.62%	2.02%	4.36	%†

Ratio of net investment income (loss) to average net assets	(0.19	)%#	(0.10)%	0.13%	2.41	%†

Harvester Fund	Six Months Ended 6/30/03				1/10/00* to 12/31/00
			Year Ended December 31,

Class A			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.29		$5.31	$6.56	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.03		0.10	0.20	0.23

Net realized and unrealized gain (loss) on investments	0.34		(0.96)	(1.15)	(0.57)

Total from Investment Operations	0.37		(0.86)	(0.95)	(0.34)

Less Distributions:

Distributions from net investment income	(0.03)		(0.10)	(0.24)	(0.23)

Dividends in excess of net investment income	—		(0.04)	—	—

Return of capital	—		(0.02)	—	—

Distributions from net realized capital gain	—		—	(0.06)	(0.01)

Total Distributions	(0.03)		(0.16)	(0.30)	(0.24)

Net Asset Value, End of Period	$4.63		$4.29	$5.31	$6.56

Total Return:	8.73%		(16.54)%	(14.64)%	(4.99)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,591		$2,135	$1,830	$1,339

Ratio of expenses to average net assets	0.50	%#	0.51%	0.51%	0.51%†

Ratio of net investment income to average net assets	1.52	%#	1.85%	3.47%	3.38%†

Portfolio turnover rate	1.58%		39.28%	12.80%	9.14%

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.71	%#	1.05%	1.36%	12.49%†

Ratio of net investment income (loss) to average net assets	1.31	%#	1.31%	2.61%	(8.60)%†

See footnotes on page 34.
31

Financial Highlights (unaudited)

Harvester Fund (continued)	Six Months Ended 6/30/03	Year Ended December 31,		2/17/00†† to 12/31/00

Class B		2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.02	0.05	0.16	0.16

Net realized and unrealized gain (loss) on investments	0.34	(0.96)	(1.15)	(0.61)

Total from Investment Operations	0.36	(0.91)	(0.99)	(0.45)

Less Distributions:

Distributions from net investment income	(0.02)	(0.05)	(0.18)	(0.16)

Dividends in excess of net investment income	—	(0.04)	—	—

Return of capital	—	(0.02)	—	—

Distributions from net realized capital gain	—	—	(0.06)	(0.01)

Total Distributions	(0.02)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$4.63	$4.29	$5.31	$6.54

Total Return:	8.33%	(17.28)%	(15.18)%	(6.11	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,963	$2,855	$2,470	$1,115

Ratio of expenses to average net assets	1.25%#	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.77%#	1.10%	2.72%	2.63	%†

Portfolio turnover rate	1.58%	39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.46%	1.80%	2.11%	6.04	%†

Ratio of net investment income (loss) to average net assets	0.56%	0.56%	1.86%	(2.15	)%†

	Six Months Ended 6/30/03
			Year Ended December 31,		1/18/00†† to 12/31/00

Class C			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.29		$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.02		0.05	0.15	0.18

Net realized and unrealized gain (loss) on investments	0.34		(0.96)	(1.14)	(0.61)

Total from Investment Operations	0.36		(0.91)	(0.99)	(0.43)

Less Distributions:

Distributions from net investment income	(0.02)		(0.05)	(0.18)	(0.18)

Dividends in excess of net investment income	—		(0.04)	—	—

Return of capital	—		(0.02)	—	—

Distributions from net realized capital gain	—		—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.11)	(0.24)	(0.19)

Net Asset Value, End of Period	$4.63		$4.29	$5.31	$6.54

Total Return:	8.33%		(17.28)%	(15.18)%	(6.02	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,314		$6,371	$7,965	$2,704

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.77	%#	1.10%	2.72%	2.63	%†

Portfolio turnover rate	1.58%		39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets*	1.46	%#	1.80%	2.11%	6.04	%†

Ratio of net investment income (loss) to average net assets	0.56	%#	0.56%	1.86%	(2.15	)%†

See footnotes on page 34.
32

Financial Highlights (unaudited)

Harvester Fund (continued)	Six Months Ended 6/30/03		Year Ended December 31,		2/29/00†† to 12/31/00

Class D			2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.29		$5.31	$6.54	$7.21

Income (Loss) from Investment Operations:

Net investment income	0.02		0.05	0.15	0.16

Net realized and unrealized gain (loss) on investments	0.34		(0.96)	(1.14)	(0.66)

Total from Investment Operations	0.36		(0.91)	(0.99)	(0.50)

Less Distributions:

Distributions from net investment income	(0.02)		(0.05)	(0.18)	(0.16)

Dividends in excess of net investment income	—		(0.04)	—

Return of capital	—		(0.02)	—

Distributions from net realized capital gain	—		—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$4.63		$4.29	$5.31	$6.54

Total Return:	8.33%		(17.28)%	(15.18)%	(7.19	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,243		$1,125	$1,316	$122

Ratio of expenses to average net assets	1.25	%#	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.77	%#	1.10%	2.72%	2.63	%†

Portfolio turnover rate	1.58	%#	39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.46	%#	1.80%	2.11%	6.04	%†

Ratio of net investment income (loss) to average net assets	0.56	%#	0.56%	1.86%	(2.15	)%†

See footnotes on page 34.
33

Financial Highlights (unaudited)

*	Commencement of investment operations.
**	The Manager, at its discretion, reimbursed certain expenses and waived management fees for the periods presented.
†	In computing the ratios of expenses and net investment income to average net assets, income and expenses other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Series’ commencement of investment operations.
††	Commencement of issuance of shares.
#	Annualized.
ø	For the period 1/10/00 to 12/31/00.
‡	Less than ±$0.01.
øø	The total returns shown for each Class of shares from commencement of investment operations/issuance of shares to 12/31/00, are calculated from the later of the respective Fund’s commencement of investment operations date (1/10/00) or the initial issuance date of shares of the Class. The total returns for Class A shares were calculated from the commencement of investment operations date. Class B, C, and D shares of the Fund were offered to the public on the commencement of investment operations date, but were first issued on the respective dates shown in the table. If shares of each Class had been issued on the commencement of investment operations date, the total returns for each Class would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	(12.18)%	Class A	(8.83)%	Class A	(7.02)%	Class A	(4.99)%

Class B	(12.53)	Class B	(9.46)	Class B	(7.78)	Class B	(5.87)

Class C	(12.77)	Class C	(9.69)	Class C	(7.64)	Class C	(5.98)

Class D	(12.76)	Class D	(9.68)	Class D	(7.90)	Class D	(5.97)

These total returns have been computed from the commencement of investment operations date and incorporate the total return of Class A shares of the Fund from the commencement of investment operations date through the initial issuance dates of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date.
See Notes to Financial Statements.

34

Board of Directors

Robert B. Catell 3, 4
• Chairman and Chief Executive Officer,
   KeySpan Corporation

John R. Galvin 2, 4
• Dean Emeritus,
   Fletcher School of Law and Diplomacy at
   Tufts University

Paul C. Guidone 1
• Chief Investment Officer,
   J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4
• President Emerita, Sarah Lawrence College
• Trustee, Committee for Economic
   Development

Frank A. McPherson 3, 4
• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 2, 4
• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner,
   Sullivan & Cromwell LLP

Betsy S. Michel 2, 4
• Trustee, The Geraldine R. Dodge Foundation	William C. Morris 1
• Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2, 4
• Chairman and CEO, Q Standards
   Worldwide, Inc.
• Director, Kerr-McGee Corporation

Robert L. Shafer 3, 4
• Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
• Director, C-SPAN
• Director, CommScope, Inc.

Brian T. Zino 1
• President, J. & W. Seligman & Co.
   Incorporated
• Chairman, Seligman Data Corp.
• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
   Investment Company Institute
Member: 1 Executive Committee
               2 Audit Committee
               3 Director Nominating Committee
4 Board Operations Committee

Executive Officers

William C. Morris Chairman Brian T. Zino President and Chief Executive Officer Charles W. Kadlec Vice President	Thomas G. Rose Vice President Lawrence P. Vogel Vice President and Treasurer Frank J. Nasta Secretary

35

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

36

Glossary of Financial Terms

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s finan-cial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semi-annual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

37

  THF3 6/03

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.